Related Party Transactions - Schedule of Related Party Transactions (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) vessel	Sep. 30, 2018 USD ($)
Related Party Transaction [Line Items]
Voyage revenues	$ (149,655,000)	$ (123,336,000)	$ (452,459,000)	$ (360,957,000)
Vessel operating expenses (ii)(vi)	27,321,000	26,021,000	80,879,000	87,207,000
Time-charter hire expense (iii)	5,336,000	1,690,000	14,007,000	1,690,000
General and administrative expenses	5,393,000	5,783,000	17,692,000	20,700,000
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Voyage revenues	(16,347,000)	(48,000)	(37,141,000)	(9,619,000)
Vessel operating expenses (ii)(vi)	44,000	2,976,000	5,223,000	12,898,000
Time-charter hire expense (iii)	5,336,000	1,690,000	14,007,000	1,690,000
General and administrative expenses	3,695,000	3,410,000	$ 12,019,000	11,665,000
Parent Company [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Lessor, Operating Lease, Term of Contract			10 years
Asset under Construction [Member] | Affiliated Entity [Member] | Pan Union Joint Venture [Member]
Related Party Transaction [Line Items]
Number Of Vessels | vessel			4
Teekay Marine Solutions (Bermuda) Ltd. [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Vessel operating expenses (ii)(vi)	0	0	$ 2,000,000.0	200,000
Bahrain LNG Joint Venture | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Voyage revenues	$ (1,400,000)	$ 0	$ (4,400,000)	$ (200,000)
Lessor, Sales-type Lease, Term of Contract		21 years		21 years